Restricted Net Assets - Additional Information (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Restricted Net Assets [Line Items]
Restricted net assets	$ 270,674	$ 239,245
Variable interest entities (VIEs) [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	216,526	188,017
Wholly owned subsidiaries [Member] | Paid-in capital and statutory reserves [Member]
Restricted Net Assets [Line Items]
Restricted net assets	$ 54,148	$ 51,228